Summary of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Balance - December 31, 2024	$ 709,203	$ 936,321	$ 105,049
Balance - December 31, 2025	$ 399,000	$ 709,203	$ 936,321